Condensed Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Redeemable Shares
Weighted-average common shares outstanding, basic and diluted	5,733,920			5,733,920	2,789,393
Basic and diluted net income per share	$ 0.00			$ (0.14)	$ (0.05)
Non-redeemable Shares
Weighted-average common shares outstanding, basic and diluted	1,728,078	1,247,940	1,091,947	1,728,078	1,447,964
Basic and diluted net income per share	$ (0.21)	$ (0.02)	$ (0.03)	$ (0.54)	$ (0.68)